Note 18 - Business Segments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	For the Quarter Ended March 31,
	2014	2013
Revenue:
Renewable energy development	$519,787	$15,413
Renewable power plant ownership	827,560	712,470
Energy & field services	1,986,436	1,911,736
Eliminations	(117,857)	(108,621)
Total Revenue	$3,215,926	$2,530,998

Income (loss) from operations:
Renewable energy development	$(33,323)	$(191,814)
Renewable power plant ownership	255,365	116,504
Energy & field services	(352,685)	121,887
Corporate and other	(901,807)	(516,349)
Eliminations	-	-
Income (loss) from operations	(1,032,450)	(469,772)
Other income (loss), net	(278,671)	(113,250)
Income (loss) before income taxes	$(1,311,121)	$(583,022)
	As of March 31, 2014	As of March 31, 2013
Total Assets:
Renewable energy development	$1,158,148	$1,223,366
Renewable power plant ownership	25,436,349	27,210,586
Energy & field services	2,970,414	2,082,758
Corporate and other	608,661	1,432,268
Total assets	$30,173,572	$31,948,978

	For the Year Ended December 31
	2013	2012
Revenue:
Renewable energy development	$3,855,229	$702,895
Renewable power plant ownership	2,913,348	3,018,433
Energy & telecommunications services	8,772,509	4,856,987
Eliminations	(439,805)	(447,566)
Total revenue	$15,101,281	$8,130,749

Income (loss) from operations:
Renewable energy development	$(138,988)	$166,156
Renewable power plant ownership	450,391	630,769
Energy & telecommunications services	(999,182)	461,393
Corporate and other	(2,193,947)	(2,798,924)
Income (loss) from operations, net	(2,881,726)	(1,540,606)
Other income (loss), net	(164,621)	(1,405,115)
Income (loss) before income taxes	$(3,046,347)	$(2,945,721)
	As of December 31, 2013	As of December 31, 2012
Total Assets:
Renewable energy development	$3,005,790	$1,231,117
Renewable power plant ownership	25,787,320	26,129,967
Energy & telecommunications services	2,979,164	2,422,205
Corporate and other	515,444	3,163,829
Total assets	$32,287,718	$32,947,118